Income Taxes - Schedule of Significant Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Deferred gain on disposal of businesses	$ 22,000,000	$ 70,200,000
Deferred acquisition costs	13,300,000	22,800,000
Investments, net	5,700,000	17,200,000
Policyholder and separate account reserves	7,100,000	13,300,000
Employee and Post-Retirement Benefits	2,800,000	4,600,000
Total deferred tax asset	50,900,000	128,100,000
Deferred tax liabilities:
Net unrealized appreciation on securities	(42,600,000)	(57,900,000)
Other	(1,400,000)	(700,000)
Total deferred tax liability	(44,000,000)	(58,600,000)
Net deferred income tax assets	6,900,000	$ 69,500,000
Cumulative valuation allowance against deferred tax assets	0
Net operating or capital loss carryforwards	$ 0